Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions Details [Abstract]
Salary and short – term benefits	$ 2,720	$ 1,387
Stock-based compensation	759	874
Total	$ 3,479	$ 2,261